Stock Option Plan - Schedule of Weighted-Average Black-Scholes Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected dividends	1.12%	1.08%	1.12%
Expected term (in years)	9 years 6 months 22 days	6 years 1 month 2 days	7 years 9 months
Expected volatility	25.00%	27.00%	25.00%
Risk-free rate	2.04%	1.27%	2.74%